Investment in and advances to Equity-Accounted for Investment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 15,998	$ 15,731
Equity income (loss)	$ 2,767	3,432	$ 244
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Number Of Vessels | vessel	1
Investment in and advances to equity accounted investments	$ 16,000	15,700
Long-term debt, gross	16,900	20,600
Equity income (loss)	$ 2,800	$ 3,400	$ 200
Percentage Of Exposure To Loan Guarantee	50.00%
Ownership percentage	50.00%